Loans Receivable - Loans on Non-accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual percent of total loans	0.22%	0.28%
Financial Asset Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	$ 29,056	$ 33,731
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	950	2,310
Financial Asset Originated | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	5,769	7,296
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Commercial loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	0	0
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Commercial loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	3,771	5,835
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Commercial loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	329	1,292
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Commercial loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	1,669	0
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Commercial loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	0	169
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	23,287	26,435
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	950	2,310
Financial Asset Originated | Consumer loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	0	0
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Consumer loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	22,431	25,271
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	933	1,671
Financial Asset Originated | Consumer loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	243	246
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	620
Financial Asset Originated | Consumer loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	553	907
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	0	0
Financial Asset Originated | Consumer loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	60	11
Non-accrual loans with no related ACL	0	0
90 days or more past due and accruing	$ 17	$ 19